BORROWINGS AND OTHER FINANCING ARRANGEMENTS - future minimum payments required under the lease loan contract (Details) - Lease loan	Dec. 31, 2022 USD ($)
Long-Term Debt, Fiscal Year Maturity [Abstract]
2023	$ 2,191,432
2024	1,183,546
2025	1,183,546
2026	1,183,546
2027	1,183,546
2028 and later	38,245,351
Long-term Debt, Total	45,170,967
Less: Amount representing interest	(21,782,777)
Present value of net minimum lease loan payments	$ 23,388,190